Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Cash Flow Hedges (Detail) - Cash Flow Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,946,484	$ 3,362,853
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,717,032	2,297,407
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	89,988	833,323
3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	92,766	57,823
Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	46,698	174,300
Interest rate risk [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,995,292	2,109,735
Interest rate risk [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,995,292)	(2,109,735)
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,018,665	2,210,010
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,373	100,275
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(23,373)	(100,275)
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(2,018,665)	(2,210,010)
Interest rate risk [member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,837,656	1,952,498
Interest rate risk [member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,837,656)	(1,952,498)
Interest rate risk [member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,848,702	1,982,371
Interest rate risk [member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,046	29,873
Interest rate risk [member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(11,046)	(29,873)
Interest rate risk [member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,848,702)	(1,982,371)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	165,645	192,156
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(165,645)	(192,156)
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	169,442	225,180
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,797	33,024
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(3,797)	(33,024)
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(169,442)	(225,180)
Interest rate risk [member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(5,172)	(19,459)
Interest rate risk [member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,172	19,459
Interest rate risk [member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	521	2,459
Interest rate risk [member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,693	21,918
Interest rate risk [member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(5,693)	(21,918)
Interest rate risk [member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(521)	(2,459)
Interest rate risk [member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(2,837)	(15,460)
Interest rate risk [member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,837	15,460
Interest rate risk [member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,837	15,460
Interest rate risk [member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (2,837)	$ (15,460)